S000067838 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG MSCI EM Leaders ETF | iShares ESG MSCI EM Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	6.70%	4.22%	(21.57%)	(0.61%)